SUBSEQUENT EVENTS	12 Months Ended
Nov. 30, 2020
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS

29. SUBSEQUENT EVENTS

a) In December 2020, the Company signed an employment agreement with a new CEO of the Company. The agreement requires total payments of $20,000 per month.  Included in the agreement is a provision for a salary increase to $30,000 per month upon the Company raising US$5 million in funding and three months written notice or salary paid in lieu of notice upon termination without just cause.

b) On December 10, 2020, the Company issued 367,084 common shares for the exercise of 367,084 share purchase warrants with an exercise price of US$1.20 for total proceeds of $574,457 which were included in commitment to issue shares at November 30, 2020.

c) On January 1, 2021, the Company granted an officer of the Company 750,715 stock options with an exercise price of US$1.90 and a term of five years.  The options will vest as follows: 107,245 on June 1, 2021, 321,735 on January 1, 2022, and 321,735 on January 1, 2023.

d) On January 1, 2021, the Company repriced 932,995 stock options with an exercise price of US$2.55 and 25,000 stock options with an exercise price of US$2.57 to US$1.90 per option.  All other terms remained unchanged.

e) On January 14, 2021, the Company granted a consultant of the Company 321,735 stock options with an exercise price of US$1.90 and a term of five years.  The options will vest as follows: 107,245 on January 14, 2021, 107,245 on July 14, 2021, and 107,245 on July 14, 2022.

f) On January 14, 2021, the Company extended the maturity date of the outstanding convertible debenture by one year to February 26, 2022.

g) On January 25, 2021, the Company issued 2,984 common shares to a consultant to settle $10,000 of outstanding accounts payable.

h) On January 29, 2021, the Company issued 17,907 common shares to a consultant of the Company for advisory services provided to the Company.

i) In February 2021, the Company issued 130,167 common shares for the exercise of 130,167 share purchase warrants with an exercise price of US$1.75.

j)On February 12, 2021, the Company transferred 215,000 treasury shares to a creditor as full and final payment of a Forbearance Agreement (Note 16).

k)On February 18, 2021, Waterproof commenced an action against the Company in which the Plaintiff claims that the Company misrepresented facts to Waterproof, inducing Waterproof to enter the Amended and Restated Shareholder Agreement (ARSA) with the Company.  As a result, Waterproof claims that it has the right to purchase the Waterproof shareholdings from the Company at a fair market value as of May 17, 2019 in accordance with a calculation included in the ARSA.  The Company disputes and denies this claim.  The action is in its earliest stages and the Company has not had the opportunity to file a response.

l)On February 12, 2021, the Company extended the expiry date of 346,000 share purchase warrants with an exercise price of US$1.75 from February 26, 2021 to March 11, 2021 due to the investors being subject to a trading blackout.